Nature of business and history (Details Narrative) - EUR (€)				12 Months Ended
	Dec. 27, 2021	Dec. 15, 2021	May 20, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares issued			15,000,000
Number of ordinary shares subscribed		720,114
American depository shares		2,400,000
Number of shares outstanding				18,216,858	18,216,858
Net listing costs		€ 3,900,000
Net loss				€ 8,477,763	€ 5,529,332	€ 5,592,014
Accumulated deficit				35,465,559	27,019,807
Cash and cash equivalents				€ 29,794,856	€ 37,240,162
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued		3,120,114
Net listing costs		€ 29,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
American depository shares	96,744